CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Of Income And Comprehensive Income [Abstract]
NET INCOME (LOSS)	$ (3,193)	$ 1,086	$ (6,066)
OTHER COMPREHENSIVE INCOME (LOSS) - NET OF TAX:
Unrealized gain on marketable securities			(1)
Realized gain on marketable securities reclassified into income		(2)
Defined benefit pension plan adjustment	(17)	(11)	(58)
Foreign currency translation adjustment	(332)	641	(217)
Other comprehensive income (loss)	(349)	628	(276)
COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO GIGAMEDIA SHAREHOLDERS	$ (3,542)	$ 1,714	$ (6,342)